Note 9 - Goodwill and Other Intangible, Net (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2022	$49
2023	49
2024	49
2025	49
Thereafter	26
Total	$222